Party-in-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disney Hourly Savings and Investment Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions	Party-in-Interest and Related Party Transactions
Under ERISA rules related to 401(k) plans, transactions with related parties of the Plan such as a sponsor, administrator, trustee or participant (Parties-in-Interest) are considered either exempt or non-exempt from ERISA prohibited transaction provisions. Non-exempt transactions are subject to penalty taxes.

During the year ended December 31, 2025, the Plan had the following exempt party-in-interest transactions:
•Certain Plan investments are shares of registered investment companies managed by Fidelity, who is the Trustee of the Plan.
•The Plan paid fees to the Trustee totaling $525,742.
•The Company paid certain administrative expenses on behalf of the Plan totaling $1,984,560. In addition, the Plan incurred administrative expenses of $553,292 pertaining to the year ended December 31, 2025, which were paid by the Company in 2026.
•Participants borrowed $29,742,207 and made principal repayments of $20,732,352.
•The Plan allows participants to invest in Company common stock through the Disney Stock investment funds. The Plan recognized dividend income of $1,450,858 included within “Plan’s share of net investment income of the Disney Savings Plan Master Trust” in the Statement of Changes in Net Assets Available for Benefits. In addition, the dividend income receivable from the Company was $896,641 and $606,816 at December 31, 2025 and December 31, 2024, respectively and included within “Plan’s share of the net assets of the Disney Savings Plan Master Trust at fair value” in the Statement of Net Assets Available for Benefits.